ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(8) ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013
Accrued payroll and welfare	26,410,878	34,433,880
Accrued loyalty point program expenses	17,440,601	31,008,019
Accrued commission to third-party distribution partners	10,650,853	21,740,817
Accrued advertisement expense	8,957,787	15,745,183
Tax-related payables	4,014,812	4,014,812
Other accrued expenses	18,356,333	27,878,901
Other payables	10,162,939	20,765,477
Advances and deposits from customers	21,815,833	49,698,977
Business and other taxes	7,326,445	11,604,287
Payable to former shareholders	1,994,540	-
Payable for investment in non-consolidated affiliates	2,856,000	3,885,000
Accrued purchase consideration	13,300,000	8,083,545
Contingent purchase consideration	6,900,334	-
eCoupon program virtual cash liability	48,783,511	109,044,582
Total accrued expenses and other current liabilities	198,970,866	337,903,480

In April 2006, the Group received US$3,334,151 of released escrow funds on behalf of former selling shareholders in relation to the sale of the Company's shares held by Billable Development Ltd., Guiying Wang and Yijie Wang to Expedia Asia Pacific in 2004. After the deduction of certain fees and expenses, the Group paid US$71,206 to Yijie Wang in 2009, US$2,687,754 to Billable Development Ltd. in 2010, US$74,336 to Guiying Wang in 2010, and US$317,324 to Billable Development Ltd. in 2013. As of December 31, 2012 and 2013, the amounts payable to these former shareholders were RMB1,994,540 and Nil, respectively.

The advances and deposits from customers as at December 31, 2012 and 2013 were primarily prepayment by customers for the purchase of the hotel groupbuy and prepaid products.

The increase in the eCoupon program virtual cash liability as at December 31, 2013 was primarily due to additional reserves for our customers after the significant expansion of our eCoupon program during the year ended December 31, 2013.